Accounts payable - Summary of accounts payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of Accounts Payable [Line Items]
Accounts payable	R$ 1,626,577	R$ 1,450,439
Local currency [member]
Summary of Accounts Payable [Line Items]
Accounts payable	1,202,166	994,662
Foreign currency [member]
Summary of Accounts Payable [Line Items]
Accounts payable	R$ 424,411	R$ 455,777